Trading revenues	6 Months Ended
Jun. 30, 2016
Trading revenues
8 Trading revenues
in	2Q16	1Q16	2Q15	6M16	6M15
Trading revenues (CHF million)
Interest rate products	2,918	1,719	1,569	4,637	4,163
Foreign exchange products	(1,566)	(582)	340	(2,148)	(513)
Equity/index-related products	(844)	(1,163)	(1,126)	(2,007)	(1,285)
Credit products	(734)	(534)	(111)	(1,268)	(460)
Commodity, emission and energy products	16	(3)	28	13	18
Other products	304	292	(202)	596	(35)
Trading revenues	94	(271)	498	(177)	1,888
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on trading revenues and managing trading risks.